Trade and other receivables	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Trade and other receivables
Trade and other receivables

3. Trade and other receivables

	As at	As at
	May 31,	August 31,
	2023	2022
	$	$
Trade receivables	396,367	108,716
Sales taxes receivable	183,272	194,523
Interest and other receivables	3,751	169,309
	583,390	472,548

Trade receivable disclosed above include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for expected credit losses because there has not been a significant change in credit quality and the amounts are still considered recoverable.

As at May 31, 2023, trade receivables of $396,367 [August 31, 2022 – $31,091] were past due but not impaired. They relate to customers with no default history. The aging analysis of these receivables is as follows:

	As at	As at
	May 31,	August 31,
	2023	2022
	$	$
0 – 30	—	77,625
31 – 60	101,047	—
61 – 90	5,006	14,212
91 and over	290,314	16,879
	396,367	108,716

There were no movements in the allowance for expected credit losses for the three and nine months ended May 31, 2023 and the year ended August 31, 2022.

6. Trade and other receivables

	2022	2021
	$	$
Trade receivables	108,716	27,388
Sales taxes receivable	194,523	166,749
Other receivables	169,309	125,603
	472,548	319,740

Trade receivable disclosed above include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for expected credit losses because there has not been a significant change in credit quality and the amounts are still considered recoverable.

As at August 31, 2022, trade receivables of $31,091 [2021 – $27,388] were past due but not impaired. They relate to customers with no default history. The aging analysis of these receivables is as follows:

	2022	2021
	$	$
0 – 30	77,625	—
31 – 60	—	2,008
61 – 90	14,212	25,380
91 and over	16,879	—
	108,716	27,388

There were no movements in the allowance for expected credit losses for years ended August 31, 2022 and August 31, 2021.